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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08250

ING VP Emerging Markets Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Emerging Markets Fund, Inc.

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Emerging Markets Fund, Inc.	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 92.6%
		BRAZIL: 13.8%
5,600		Banco Itau Holding Financeira SA ADR	$454,440
13,200		Cia Energetica de Minas Gerais ADR	301,224
6,400		Cia Siderurgica Nacional SA ADR	154,240
33,200		Cia Vale do Rio Doce ADR	882,124
10,100		Perdigao SA	195,352
21,100		Petroleo Brasileiro SA ADR	811,718
17,700		Tele Norte Leste Participacoes SA ADR	273,819
3,400		Unibanco - Uniao de Bancos Brasileiros SA GDR	116,892
12,500		Unibanco - Uniao de Bancos Brasileiros SA	86,750
			3,276,559
		CHILE: 1.1%
30,700		Enersis SA ADR	257,880
			257,880
		CHINA: 5.2%
45,000		Byd Co., Ltd.	132,286
309,064	@	China Life Insurance Co., Ltd.	205,820
558,000		China Petroleum & Chemical Corp.	226,335
948,000		China Telecom Corp., Ltd.	330,342
528,000		PetroChina Co., Ltd.	331,267
			1,226,050
		HONG KONG: 1.2%
194,000		China Resources Power Holdings Co.	91,283
67,900		Lifestyle Intl. Holdings Ltd.	103,915
216,000	@	Luen Thai Holdings Ltd.	92,786
			287,984
		HUNGARY: 0.7%
2,400		OTP Bank Rt. GDR	164,492
			164,492
		INDIA: 3.2%
7,300		Larsen & Toubro Ltd. GDR	164,250
18,700	#	Reliance Industries Ltd. GDR	476,849
11,300	@	Tata Motors Ltd. ADR	109,610
			750,709
		INDONESIA: 2.0%
1,007,000		Telekomunikasi Indonesia Tbk PT	477,309
			477,309
		ISRAEL: 3.6%
23,200		Makhteshim-Agan Industries Ltd.	129,508
23,600		Teva Pharmaceutical Industries Ltd. ADR	731,600
			861,108
		MALAYSIA: 4.0%
119,000		Commerce Asset Holdings Bhd	143,348
34,600		Genting Bhd	157,421
83,800		Malayan Banking Bhd	249,117

PORTFOLIO OF INVESTMENTS
ING VP Emerging Markets Fund, Inc.	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

203,000		SP Setia Bhd	$213,684
75,000		Telekom Malaysia Bhd	192,272
			955,842
		MEXICO: 3.8%
3,100		America Movil SA de CV ADR	159,960
2,100		Fomento Economico Mexicano SA de CV ADR	112,455
4,400		Grupo Aeroportuario del Sureste SA de CV ADR	123,420
33,000		Grupo Financiero Banorte SA de CV	214,560
1,890		Grupo Televisa SA ADR	111,132
6,665		TV Azteca SA de CV ADR	57,652
25,400	@	Urbi Desarrollos Urbanos SA de C.V	127,210
			906,389
		PERU: 1.6%
16,300		Cia de Minas Buenaventura SA ADR	371,314
			371,314
		PHILIPPINES: 0.4%
23,700	@	SM Investments Corp.	98,381
			98,381
		POLAND: 0.8%
28,200		Telekomunikacja Polska SA GDR	191,202
			191,202
		RUSSIA: 3.9%
4,100		LUKOIL ADR	555,025
3,100		OAO Gazprom ADR	104,529
8,000	@	Vimpel-Communications ADR	275,360
			934,914
		SOUTH AFRICA: 9.8%
29,100		ABSA Group Ltd.	352,443
2,100		AngloGold Ashanti Ltd. ADR	72,345
3,500		Edgars Consolidated Stores Ltd.	154,442
126,800		FirstRand Ltd.	271,938
28,175		MTN Group Ltd.	199,286
17,700		Sasol Ltd.	415,495
47,900		Standard Bank Group Ltd.	483,640
80,400		Steinhoff Intl. Holdings Ltd.	171,589
12,000		Telkom SA Ltd.	207,099
			2,328,277
		SOUTH KOREA: 15.0%
4,260		Honam Petrochemical Corp.	217,553
15,563		Kookmin Bank	694,719
2,140		LG Electronics, Inc.	143,030
1,940		POSCO	384,141
3,310		S-Oil Corp.	256,704
3,010		Samsung Electronics Co., Ltd.	1,483,615
2,170		Samsung Fire & Marine Insurance Co., Ltd.	163,997
1,340		SK Telecom Co., Ltd.	226,006
			3,569,765
		TAIWAN: 13.6%
121,000		Acer, Inc.	189,299
147,150		Asustek Computer, Inc.	404,554
9,300		Cathay Financial Holding Co., Ltd. GDR	174,840
251,960		Chinatrust Financial Holding Co.	283,879
168,959		Evergreen Marine Corp.	165,231

PORTFOLIO OF INVESTMENTS
ING VP Emerging Markets Fund, Inc.	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

185,000		Fubon Financial Holding Co., Ltd.		$174,912
78,239		HON HAI Precision Industry		346,455
495,000		Mega Financial Holding Co., Ltd.		318,452
168,000		Taiwan Fertilizer Co., Ltd.		201,230
502,172		Taiwan Semiconductor Manufacturing Co., Ltd.		819,074
18,054		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		153,098
				3,231,024
		THAILAND: 4.0%
54,000		Advanced Info Service PCL		137,789
83,100		Bangkok Bank PCL		237,539
95,400		Kasikornbank PCL		142,465
48,500		PTT PCL		239,053
27,400		Siam Cement PCL		184,649
				941,495
		TURKEY: 4.9%
31,697	@	Arcelik		182,612
96,700		Haci Omer Sabanci Holding AS		334,646
32,280		KOC Holding AS		140,788
8,594	@	KOC Holding AS		36,271
21,800		Turkcell Iletisim Hizmet AS		147,483
87,400	@	Turkiye Garanti Bankasi AS		330,512
				1,172,312
		UNITED STATES: 0.0%
2,410	@	Ultratech Cemco		-
				-
		Total Common Stock (Cost $18,714,591)		22,003,006

EQUITY LINKED SECURITIES: 4.3%
		INDIA: 4.3%
64,047	@	Bharti Televentures Ltd., Inc.		303,583
18,088	@	ICICI Bank Ltd.		162,792
3,700	@	Infosys Technologies Ltd.		190,883
4,600	@	Larsen and Toubro Ltd.		104,834
7,800	@	Tata Consultancy Services		255,918
		Total Equity Linked Securities (Cost $680,216)		1,018,010

		Total Investments In Securities
		(Cost $19,394,807)*	96.9%	$23,021,016
		Other Assets and Liabilities—Net	3.1%	739,254
		Net Assets	100.0%	$23,760,270

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $19,516,624.

		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,803,842
		Gross Unrealized Depreciation		(299,450)
		Net Unrealized Appreciation		$3,504,392

Industry	Percentage of Net Assets
Apparel	0.4%
Auto Manufacturers	0.5
Banks	16.4
Beverages	0.5
Building Materials	0.8
Chemicals	4.3
Computers	0.8
Diversified Financial Services	4.9
Electric	2.7
Electrical Components and Equipment	7.4
Electronics	3.2
Engineering and Construction	1.6
Food	0.8
Holding Companies-Diversified	2.1
Home Builders	0.5
Home Furnishings	1.5
Insurance	1.5
Investment Companies	0.4
Iron/Steel	2.3
Lodging	0.7
Media	0.7
Mining	5.6
Oil and Gas	12.4
Pharmaceuticals	3.1
Real Estate	0.9
Retail	1.1
Semiconductors	4.1
Telecommunications	15.0
Transportation	0.7
Other Assets and Liabilities, Net	3.1
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Emerging Markets Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005